United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.4%

Domestic Equity Investment Companies — 80.6%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	8,632,520	$134,235,689
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A	4,429,545	105,290,289
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	5,492,400	93,315,870

Total Domestic Equity Investment Companies (cost $429,585,451)		332,841,848

International Equity Investment Company — 19.8%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $104,559,192)	5,257,514	81,806,917

Total Long-Term Investment Companies (cost $534,144,643) (1)	100.4%	414,648,765
Liabilities in excess of other assets	(0.4)	(1,508,424)
NET ASSETS	100.0%	$413,140,341

@

The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.3%

Domestic Equity Investment Companies — 68.6%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A †	3,648,685	$68,522,306
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	5,963,836	61,367,876
SunAmerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A	5,159,364	66,091,450
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A	5,408,095	65,708,351
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A	4,843,510	68,584,105
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	4,118,216	67,456,375
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A	6,548,691	71,053,300

Total Domestic Equity Investment Companies (cost $563,523,212)		468,783,763

Fixed Income Investment Companies — 22.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	6,935,768	77,819,313
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	22,164,594	75,581,264

Total Fixed Income Investment Companies (cost $155,938,385)		153,400,577

International Equity Investment Company — 9.3%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $73,203,832)	4,065,569	63,260,247

Total Long-Term Investment Companies (cost $792,665,429) (1)	100.3%	685,444,587
Liabilities in excess of other assets	(0.3)	(2,073,298)
NET ASSETS	100.0%	$683,371,289

@

The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.3%

Domestic Equity Investment Companies — 46.1%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	4,114,083	$63,973,986
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A	2,106,747	50,077,366
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	2,605,569	44,268,615

Total Domestic Equity Investment Companies (cost $203,762,857)		158,319,967

Fixed Income Investment Companies — 43.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	7,169,700	80,444,030
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	20,169,382	68,777,592

Total Fixed Income Investment Companies (cost $151,239,922)		149,221,622

International Equity Investment Company — 10.8%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $45,578,343)	2,387,038	37,142,305

Total Long-Term Investment Companies (cost $400,581,122) (1)	100.3%	344,683,894
Liabilities in excess of other assets	(0.3)	(907,546)
NET ASSETS	100.0%	$343,776,348

@

The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares	Market Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.2%

Domestic Equity Investment Company — 33.7%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $19,968,311)	1,626,953	$17,652,436

Fixed Income Investment Companies — 62.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	437,815	4,912,279
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	1,012,018	4,159,396
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,863,495	9,764,519
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,486,587	13,929,318
Total Fixed Income Investment Companies (cost $33,350,147)		32,765,512

International Equity Investment Company — 3.9%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $2,469,600)	131,163	2,040,888

Total Long-Term Investment Companies (cost $55,788,058) (1)	100.2%	52,458,836
Liabilities in excess of other assets	(0.2)	(88,296)
NET ASSETS	100.0%	$52,370,540

@

The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2008—(unaudited)

Security Description	Shares	Market Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.7%

Domestic Equity Investment Company — 11.1%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $2,739,439)	237,834	$2,580,504

Fixed Income Investment Companies — 89.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	446,748	5,012,516
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	518,434	2,130,765
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,066,126	7,045,491
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	716,648	6,714,995

Total Fixed Income Investment Companies
(cost $21,323,721)		20,903,767

Total Long-Term Investment Companies
(cost $24,063,160) (1)	100.7%	23,484,271
Liabilities in excess of other assets	(0.7)	(167,047)
NET ASSETS	100.0%	$23,317,224

@

The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 96.9%
Aerospace/Defense — 11.9%
General Dynamics Corp.	333,184	$29,700,022
Lockheed Martin Corp.	223,535	23,321,406
Raytheon Co.	400,000	22,772,000
		75,793,428
Agricultural Chemicals — 5.9%
Monsanto Co.	200,731	23,909,069
Potash Corp. of Saskatchewan, Inc.	67,585	13,805,588
		37,714,657
Agricultural Operations — 0.7%
Bunge, Ltd.	48,005	4,748,655

Cellular Telecom — 2.0%
America Movil SAB de CV, Series L ADR	250,480	12,646,735

Commercial Services — 1.5%
CoStar Group, Inc.†	196,975	9,827,083

Commercial Services-Finance — 3.0%
Mastercard, Inc., Class A	79,052	19,300,546

Computers — 15.5%
Apple, Inc.†	221,729	35,243,824
Hewlett-Packard Co.	550,000	24,640,000
International Business Machines Corp.	170,000	21,756,600
Research In Motion Ltd.†	139,840	17,175,149
		98,815,573
Consulting Services — 2.2%
Accenture Ltd., Class A	330,000	13,780,800

Diversified Minerals — 1.2%
Cia Vale do Rio Doce ADR	248,735	7,469,512

Electronics-Military — 1.8%
L-3 Communications Holdings, Inc.	120,000	11,842,800

Engineering/R&D Services — 4.2%
ABB, Ltd.†	381,612	10,055,820
ABB, Ltd. ADR	650,250	17,049,555
		27,105,375
Enterprise Software/Service — 0.7%
Oracle Corp.†	207,310	4,463,384

Finance-Investment Banker/Broker — 1.3%
The Goldman Sachs Group, Inc.	44,265	8,146,531

Finance-Other Services — 0.9%
CME Group, Inc.	15,990	5,758,479

Internet Security — 1.7%
Symantec Corp.†	530,000	11,167,100

Medical-Biomedical/Gene — 4.5%
Biogen Idec, Inc.†	220,000	15,347,200
Gilead Sciences, Inc.†	243,325	13,134,683
		28,481,883
Medical-Drugs — 0.1%
Elan Corp. PLC ADR†	40,715	816,336

Multimedia — 3.1%
The Walt Disney Co.	660,000	20,031,000

Networking Products — 0.6%
Cisco Systems, Inc.†	166,830	3,668,592

Oil Companies-Exploration & Production — 2.5%
Apache Corp.	50,725	5,689,823
Noble Energy, Inc.	130,000	9,603,100
Occidental Petroleum Corp.	10,000	788,300
		16,081,223
Oil Companies-Integrated — 5.7%
Exxon Mobil Corp.	270,000	21,716,100
Hess Corp.	143,310	14,531,634
		36,247,734
Oil & Gas Drilling — 2.4%
Transocean, Inc.†	113,087	15,383,225

Pharmacy Services — 5.5%
Express Scripts, Inc.†	180,000	12,697,200
Medco Health Solutions, Inc.†	460,000	22,806,800
		35,504,000
Retail-Consumer Electronics — 1.4%
Best Buy Co., Inc.	230,000	9,135,600

Retail-Drug Store — 1.0%
CVS Caremark Corp.	168,870	6,163,755

Retail-Restaurants — 3.7%
McDonald’s Corp.	395,378	23,639,651

Telecom Equipment-Fiber Optics — 1.4%
Corning, Inc.	456,375	9,132,064

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	40	306

Transport-Rail — 3.8%
Union Pacific Corp.	291,653	24,043,873

Web Portals/ISP — 4.4%
Google, Inc., Class A†	58,899	27,903,401

Wireless Equipment — 2.3%
Crown Castle International Corp.†	381,475	14,572,345

Total Long-Term Investment Securities
(cost $591,025,808)		619,385,646

SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank Disc. Notes 1.82% due 08/01/08
(cost $5,400,000)	$5,400,000	5,400,000

REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $768,007 and collateralized by $785,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.27% due 09/03/09 and having an approximate value of $785,000	768,000	768,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $16,814,163 and collateralized by $17,280,000 of Federal Home Loan Bank Notes, bearing interest at 3.13% due 06/10/2011 and having an approximate value of $17,150,400	16,814,000	16,814,000

Total Repurchase Agreements
(cost $17,582,000)		17,582,000

TOTAL INVESTMENTS
(cost $614,007,808) (1)	100.5%	642,367,646
Liabilities in excess of other assets	(0.5)	(3,451,037)
NET ASSETS	100.0%	$638,916,609

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 90.5%
Advertising Sales — 0.4%
AirMedia Group, Inc. ADR†	128,642	$1,799,702

Agricultural Chemicals — 3.7%
Intrepid Potash, Inc.†	274,200	15,163,260

Agricultural Operations — 5.8%
Bunge, Ltd.	238,860	23,628,031

Beverages-Non-alcoholic — 1.6%
Hansen Natural Corp.†	294,200	6,725,412

Brewery — 2.6%
Carlsberg A/S (1)	130,400	10,579,494

Cable TV — 1.8%
The DIRECTV Group, Inc.†	268,000	7,241,360

Casino Hotels — 2.5%
Las Vegas Sands Corp.†	222,610	10,133,207

Commercial Services — 4.1%
Alliance Data Systems Corp.†	62,100	3,983,715
Iron Mountain, Inc.†	445,083	12,907,407
		16,891,122
Commercial Services-Finance — 4.0%
The Western Union Co.	593,700	16,409,868

Computers — 8.7%
Apple, Inc.†	224,710	35,717,655

Computers-Memory Devices — 3.2%
Data Domain, Inc.†	600,323	12,942,964

Data Processing/Management — 1.8%
Fiserv, Inc.†	151,500	7,244,730

Diversified Minerals — 1.9%
Cia Vale do Rio Doce ADR	265,300	7,966,959

Electronic Components-Semiconductors — 1.2%
MEMC Electronic Materials, Inc.†	104,500	4,828,945

Engineering/R&D Services — 2.2%
ABB, Ltd. ADR	341,840	8,963,045

Enterprise Software/Service — 1.6%
Oracle Corp.†	297,370	6,402,376

Finance-Other Services — 2.5%
Bolsa de Mercadorias E Futuros (1)	866,100	7,630,837
CME Group, Inc.	7,000	2,520,910
		10,151,747
Hospital Beds/Equipment — 1.0%
Kinetic Concepts, Inc.†	123,300	4,309,335

Medical Instruments — 2.5%
Intuitive Surgical, Inc.†	33,620	10,465,570

Medical-Biomedical/Gene — 10.0%
Celgene Corp.†	373,633	28,205,555
Gilead Sciences, Inc.†	233,990	12,630,780
		40,836,335
Medical-Drugs — 0.2%
Elan Corp. PLC ADR†	37,900	759,895

Motion Pictures & Services — 0.5%
Macrovision Solutions Corp.†	145,643	2,213,774

Networking Products — 1.3%
Cisco Systems, Inc.†	249,565	5,487,934

Oil Companies-Exploration & Production — 5.8%
Apache Corp.	48,430	5,432,393
Cabot Oil & Gas Corp.	243,000	10,694,430
Quicksilver Resources, Inc.†	295,500	7,730,280
		23,857,103
Retail-Drug Store — 1.6%
CVS Caremark Corp.	179,060	6,535,690

Retail-Restaurants — 3.4%
Chipotle Mexican Grill, Inc., Class A†	202,440	13,867,140

Semiconductor Components-Integrated Circuits — 1.3%
Linear Technology Corp.	175,400	5,446,170

Semiconductor Equipment — 1.1%
ASML Holding NV	198,600	4,526,094

Telecom Services — 3.2%
Amdocs, Ltd.†	432,400	13,149,284

Web Hosting/Design — 2.0%
Equinix, Inc.†	103,100	8,388,216

Web Portals/ISP — 3.9%
Google, Inc., Class A†	34,080	16,145,400

X-Ray Equipment — 3.1%
Hologic, Inc.†	681,100	12,579,917
Total Long-Term Investment Securities (cost $317,611,877)		371,357,734

SHORT-TERM INVESTMENT SECURITIES — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc. Notes 1.82% due 08/01/08 (cost $5,100,000)	$5,100,000	5,100,000

REPURCHASE AGREEMENTS — 3.3%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	12,888,000	12,888,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 7/31/08, to be repurchased 08/01/08 in the amount of $808,008 and collateralized by $825,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.27% due 09/03/09 and having an approximate value of $825,000	808,000	808,000
Total Repurchase Agreements (cost $13,696,000)		13,696,000

TOTAL INVESTMENTS (cost $336,407,877) (3)	95.1%	390,153,734
Other assets less liabilities	4.9	20,222,425
NET ASSETS	100.0%	$410,376,159

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 94.0%
Advertising Sales — 1.0%
Lamar Advertising Co., Class A†	21,800	$827,964

Agricultural Chemicals — 2.6%
Intrepid Potash, Inc.†	22,000	1,216,600
Syngenta AG ADR	15,500	900,395
		2,116,995
Beverages-Wine/Spirits — 1.4%
Central European Distribution Corp.†	15,150	1,105,344

Broadcast Services/Program — 2.4%
Discovery Holding Co., Class A†	95,300	1,894,564

Chemicals-Diversified — 5.3%
FMC Corp.	17,750	1,320,067
Rockwood Holdings, Inc.†	77,000	2,937,550
		4,257,617
Coal — 2.9%
CONSOL Energy, Inc.	30,760	2,288,236

Commercial Services — 2.6%
Alliance Data Systems Corp.†	32,100	2,059,215

Computer Aided Design — 1.8%
Ansys, Inc.†	30,495	1,399,111

Computer Services — 2.1%
IHS, Inc.†	26,500	1,649,095

Consulting Services — 3.9%
FTI Consulting, Inc.†	44,115	3,139,223

Dialysis Centers — 3.6%
DaVita, Inc.†	52,200	2,915,370

Distribution/Wholesale — 1.9%
LKQ Corp.†	72,350	1,483,175

Electric-Transmission — 1.9%
ITC Holdings Corp.	28,950	1,508,874

Electronic Forms — 3.2%
Adobe Systems, Inc.†	62,580	2,587,683

Engineering/R&D Services — 1.4%
McDermott International, Inc.†	22,950	1,094,027

Finance-Investment Banker/Broker — 3.8%
TD Ameritrade Holding Corp.†	151,570	3,017,759

Finance-Other Services — 1.5%
CME Group, Inc.	3,300	1,188,429

Food-Baking — 3.1%
Flowers Foods, Inc.	83,400	2,507,838

Industrial Audio & Video Products — 3.3%
Dolby Laboratories, Inc., Class A†	65,665	2,671,909

Industrial Gases — 2.5%
Airgas, Inc.	17,550	1,005,264
Praxair, Inc.	10,800	1,012,284
		2,017,548
Instruments-Scientific — 2.2%
Thermo Fisher Scientific, Inc.†	29,450	1,782,314

Insurance-Multi-line — 0.7%
Allstate Corp.	12,500	577,750

Internet Infrastructure Software — 0.7%
Akamai Technologies, Inc.†	23,900	557,826

Internet Security — 1.5%
VeriSign, Inc.†	36,800	1,197,472

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	16,350	1,412,640

Medical Instruments — 1.7%
Intuitive Surgical, Inc.†	4,255	1,324,539

Medical-Drugs — 3.8%
Shire PLC ADR	59,900	3,015,366

Oil & Gas Drilling — 2.0%
Atlas America, Inc.	42,575	1,576,978

Oil Companies-Exploration & Production — 1.8%
Denbury Resources, Inc.†	24,900	700,686
Range Resources Corp.	14,900	723,544
		1,424,230
Oil Field Machinery & Equipment — 2.2%
FMC Technologies, Inc.†	28,150	1,739,107

Respiratory Products — 1.0%
ResMed, Inc.†	21,800	824,476

Retail-Apparel/Shoe — 1.2%
Hanesbrands, Inc.†	44,700	958,368

Telecom Services — 11.9%
Amdocs, Ltd.†	243,615	7,408,332
NeuStar Inc., Class A†	101,700	2,133,666
		9,541,998
Therapeutics — 2.8%
BioMarin Pharmaceuticals, Inc.†	70,000	2,278,500

Transactional Software — 1.0%
Solera Holdings, Inc.†	28,300	820,417
Transport-Rail — 1.5%
Norfolk Southern Corp.	17,100	1,229,832

Wire & Cable Products — 1.7%
General Cable Corp.†	23,500	1,354,305

Wireless Equipment — 2.3%
American Tower Corp., Class A†	43,900	1,839,410

Total Long-Term Investment Securities (cost $74,863,749)		75,185,504

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Time Deposits — 6.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 08/01/08	$199,000	199,000
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 08/01/08	4,722,000	4,722,000

Total Short-Term Investment Securities (cost $4,921,000)		4,921,000

TOTAL INVESTMENTS (cost $79,784,749) (1)	100.1%	80,106,504
Liabilities in excess of other assets	(0.1)	(89,587)
NET ASSETS	100.0%	$80,016,917

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 85.8%
Advertising Sales — 2.0%
VisionChina Media, Inc. ADR†	213,600	$5,348,544

Apparel Manufacturers — 1.6%
Under Armour, Inc., Class A†	150,053	4,374,045

Auction House/Art Dealer — 2.0%
Sotheby’s	200,000	5,548,000

Casino Hotels — 2.9%
Wynn Resorts, Ltd.	80,000	7,798,400

Casino Services — 0.3%
Shuffle Master, Inc.†	177,800	858,774

Commercial Services — 1.6%
Alliance Data Systems Corp.†	12,800	821,120
Iron Mountain, Inc.†	121,707	3,529,503
		4,350,623
Commercial Services-Finance — 0.4%
Euronet Worldwide, Inc.†	66,500	1,064,000

Computer Aided Design — 0.5%
Aspen Technology, Inc.†	99,400	1,322,020

Computer Software — 3.0%
Omniture, Inc.†	206,100	3,575,835
Phoenix Technologies, Ltd.†	393,100	4,744,717
		8,320,552
Computers-Periphery Equipment — 2.4%
Synaptics, Inc.†	133,400	6,432,548

Data Processing/Management — 0.5%
Fiserv, Inc.†	29,800	1,425,036

Dental Supplies & Equipment — 0.2%
Sirona Dental Systems, Inc.†	21,300	528,666

Distribution/Wholesale — 1.9%
LKQ Corp.†	250,000	5,125,000

E-Commerce/Services — 2.2%
priceline.com, Inc.†	52,600	6,046,370

Electronic Components-Semiconductors — 3.4%
Mellanox Tecnologies Ltd.†	341,400	4,366,506
Netlogic Microsystems, Inc.†	157,400	5,038,374
		9,404,880
Electronic Measurement Instruments — 2.1%
FLIR Systems, Inc.†	143,800	5,858,412

Engineering/R&D Services — 2.1%
Stanley, Inc.†	179,900	5,618,277

Finance-Investment Banker/Broker — 2.1%
Jefferies Group, Inc.	300,000	5,697,000

Hospital Beds/Equipment — 0.7%
Kinetic Concepts, Inc.†	51,500	1,799,925

Insurance-Property/Casualty — 2.8%
Arch Capital Group, Ltd.†	110,000	7,670,300

Internet Application Software — 2.0%
CyberSource Corp.†	303,200	5,381,800

Internet Content-Information/News — 1.0%
HLTH Corp.†	248,229	2,715,625

Investment Management/Advisor Services — 1.3%
Cohen & Steers, Inc.	140,000	3,502,800

Medical Instruments — 5.5%
Edwards Lifesciences Corp.†	163,000	10,216,840
Intuitive Surgical, Inc.†	15,585	4,851,455
		15,068,295
Medical-Biomedical/Gene — 3.1%
Illumina, Inc.†	91,500	8,531,460

Medical-HMO — 1.6%
AMERIGROUP Corp.†	175,000	4,445,000

Motion Pictures & Services — 0.7%
Macrovision Solutions Corp.†	124,154	1,887,141

Networking Products — 1.6%
Atheros Communications, Inc.†	143,900	4,460,900

Oil & Gas Drilling — 5.1%
Helmerich & Payne, Inc.	235,000	13,895,550

Oil Companies-Exploration & Production — 6.9%
Cabot Oil & Gas Corp.	80,600	3,547,206
Encore Acquisition Co.†	200,000	12,374,000
Quicksilver Resources, Inc.†	108,500	2,838,360
		18,759,566
Oil-Field Services — 2.0%
Willbros Group, Inc.†	144,200	5,419,036

Private Corrections — 0.3%
Corrections Corp. of America†	25,154	705,067

Retail-Apparel/Shoe — 2.6%
Guess?, Inc.	123,800	3,920,746
Lululemon Athletica, Inc.†	140,000	3,108,000
		7,028,746
Retail-Automobile — 2.2%
CarMax, Inc.†	240,000	3,216,000
Penske Auto Group, Inc.	200,000	2,660,000
		5,876,000
Retail-Convenience Store — 0.3%
The Pantry, Inc.†	50,100	801,099

Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	25,300	609,730

Retail-Restaurants — 1.7%
Jack in the Box, Inc.†	37,420	807,523
Sonic Corp.†	50,000	754,500
The Cheesecake Factory, Inc.†	225,000	3,168,000
		4,730,023
Retail-Sporting Goods — 1.3%
Dick’s Sporting Goods, Inc.†	200,000	3,510,000

Schools — 3.1%
DeVry, Inc.	150,000	8,521,500

Semiconductor Components-Integrated Circuits — 1.7%
Anadigics, Inc.†	412,900	2,465,013
Linear Technology Corp.	71,800	2,229,390
		4,694,403
Semiconductor Equipment — 0.5%
ASML Holding NV	64,700	1,474,513

Soap & Cleaning Preparation — 2.0%
Church & Dwight Co., Inc.	100,000	5,487,000

Telecommunication Equipment — 0.4%
ADC Telecommunications, Inc.†	129,500	1,225,070

Transport-Services — 2.5%
C.H. Robinson Worldwide, Inc.	140,000	6,748,000

X-Ray Equipment — 1.5%
Hologic, Inc.†	218,000	4,026,460

Total Long-Term Investment Securities (cost $196,754,481)		234,096,156

REPURCHASE AGREEMENTS — 8.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$3,893,000	3,893,000
UBS Securities, LLC Joint Repurchase Agreement (1)	15,000,000	15,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 7/31/08, to be repurchased 08/01/08 in the amount of $2,936,029 and collateralized by $3,000,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.27% due 09/03/09 and having an approximate value of $3,000,000	2,936,000	2,936,000

Total Repurchase Agreements (cost $21,829,000)		21,829,000

TOTAL INVESTMENTS (cost $218,583,481) (2)	93.8%	255,925,156
Other assets less liabilities	6.2	16,798,631
NET ASSETS	100.0%	$272,723,787

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 96.4%
Aerospace/Defense — 3.4%
Northrop Grumman Corp.	35,200	$2,372,128
Raytheon Co.	49,000	2,789,570
		5,161,698
Applications Software — 2.8%
Microsoft Corp.	163,700	4,210,364

Banks-Super Regional — 3.8%
Bank of America Corp.	137,900	4,536,910
Wachovia Corp.	75,500	1,303,885
		5,840,795
Computers — 8.2%
Hewlett-Packard Co.	146,000	6,540,800
International Business Machines Corp.	46,000	5,887,080
		12,427,880
Diversified Manufacturing Operations — 3.6%
General Electric Co.	194,462	5,501,330

Electronics-Military — 2.1%
L-3 Communications Holdings, Inc.	32,000	3,158,080

Finance-Investment Banker/Broker — 2.9%
JPMorgan Chase & Co.	53,400	2,169,642
Morgan Stanley	57,800	2,281,944
		4,451,586
Finance-Mortgage Loan/Banker — 1.3%
Fannie Mae	92,100	1,059,150
Freddie Mac	113,730	929,174
		1,988,324
Insurance-Property/Casualty — 5.5%
Chubb Corp.	50,400	2,421,216
The Travelers Cos., Inc.	134,000	5,912,080
		8,333,296
Internet Security — 0.6%
Symantec Corp.†	40,000	842,800

Medical Products — 1.3%
Johnson & Johnson	28,900	1,978,783

Medical-Biomedical/Gene — 3.0%
Biogen Idec, Inc.†	66,000	4,604,160

Medical-Drugs — 5.4%
Pfizer, Inc.	282,800	5,279,876
Wyeth	73,600	2,982,272
		8,262,148
Medical-HMO — 2.2%
Aetna, Inc.	29,800	1,222,098
UnitedHealth Group, Inc.	77,100	2,164,968
		3,387,066
Multimedia — 1.6%
News Corp., Class A	171,500	2,423,295

Non-Hazardous Waste Disposal — 2.0%
Waste Management, Inc.	88,000	3,127,520

Office Automation & Equipment — 2.2%
Xerox Corp.	244,000	3,328,160

Oil Companies-Exploration & Production — 5.4%
Anadarko Petroleum Corp.	53,800	3,115,558
Apache Corp.	26,200	2,938,854
Devon Energy Corp.	21,200	2,011,668
Occidental Petroleum Corp.	3,000	236,490
		8,302,570
Oil Companies-Integrated — 18.7%
Chevron Corp.	121,950	10,312,092
ConocoPhillips	71,300	5,819,506
Exxon Mobil Corp.	61,600	4,954,488
Marathon Oil Corp.	149,700	7,405,659
		28,491,745
Pharmacy Services — 3.9%
Medco Health Solutions, Inc.†	120,000	5,949,600

Retail-Apparel/Shoe — 3.5%
American Eagle Outfitters, Inc.	169,900	2,378,600
The Gap, Inc.	187,000	3,014,440
		5,393,040
Retail-Building Products — 1.2%
Lowe’s Cos., Inc.	88,000	1,788,160

Retail-Discount — 1.4%
Target Corp.	46,600	2,107,718

Retail-Office Supplies — 2.2%
Staples, Inc.	148,100	3,332,250

Savings & Loans/Thrifts — 0.9%
Washington Mutual, Inc.	259,700	1,384,201

Steel-Producers — 0.1%
Nucor Corp.	2,000	114,440

Telephone-Integrated — 1.5%
AT&T, Inc.	73,600	2,267,616

Tobacco — 5.7%
Altria Group, Inc.	135,600	2,759,460
Philip Morris International, Inc.	115,424	5,961,650
		8,721,110
Total Long-Term Investment Securities (cost $160,438,430)		146,879,735

REPURCHASE AGREEMENT — 3.2%
State Street & Trust Co. Joint Repurchase Agreement (1) (cost $4,915,000)	$4,915,000	4,915,000

TOTAL INVESTMENTS (cost $165,353,430) (2)	99.6%	151,794,735
Other assets less liabilities	0.4	642,289
NET ASSETS	100.0%	$152,437,024

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 80.6%
Apparel Manufacturers — 1.1%
VF Corp.	78,300	$5,604,714

Banks-Commercial — 1.5%
Synovus Financial Corp.	850,000	8,083,500

Banks-Fiduciary — 3.1%
The Bank of New York Mellon Corp.	451,501	16,028,286

Banks-Super Regional — 1.6%
Wachovia Corp.	498,131	8,602,722

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	66,000	4,392,960

Building & Construction Products-Misc. — 0.1%
USG Corp.†	13,446	385,900

Cellular Telecom — 1.9%
NTT DoCoMo, Inc. ADR	619,000	10,182,550

Chemicals-Diversified — 1.5%
The Dow Chemical Co.	230,000	7,661,300

Commercial Services-Finance — 2.0%
H&R Block, Inc.	115,000	2,797,950
Total Systems Services, Inc.	403,817	7,906,737
		10,704,687
Consumer Products-Misc. — 1.1%
Fortune Brands, Inc.	100,000	5,731,000

Diversified Manufacturing Operations — 1.3%
General Electric Co.	241,000	6,817,890

Diversified Operations — 3.9%
Hutchison Whampoa, Ltd. (1)	2,184,000	20,499,932

Electronic Components-Misc. — 1.6%
AVX Corp.	805,666	8,113,057

Electronic Components-Semiconductors — 2.9%
Intel Corp.	444,000	9,852,360
Xilinx, Inc.	223,000	5,537,090
		15,389,450
Finance-Investment Banker/Broker — 3.4%
Morgan Stanley	218,000	8,606,640
The Charles Schwab Corp.	410,563	9,397,787
		18,004,427
Financial Guarantee Insurance — 1.3%
MBIA, Inc.	1,123,703	6,663,559
Radian Group, Inc.	229,010	398,477
		7,062,036
Food-Misc. — 1.7%
Kraft Foods, Inc., Class A	273,000	8,686,860

Insurance-Life/Health — 1.7%
Power Corp. of Canada	291,850	8,901,290

Insurance-Multi-line — 5.8%
Allstate Corp.	93,000	4,298,460
Assurant, Inc.	140,000	8,416,800
Loews Corp.	162,300	7,232,088
Old Republic International Corp.	977,400	10,262,700
		30,210,048
Insurance-Property/Casualty — 3.9%
ProAssurance Corp.†	414,400	20,280,736

Machinery-Farming — 1.1%
Alamo Group, Inc.	265,574	5,749,677

Medical-Drugs — 3.5%
Pfizer, Inc.	552,000	10,305,840
Sanofi-Aventis ADR	235,000	8,215,600
		18,521,440
Medical-HMO — 1.7%
Coventry Health Care, Inc.†	251,400	8,892,018

Oil Companies-Exploration & Production — 3.3%
Devon Energy Corp.	180,000	17,080,200

Oil Refining & Marketing — 1.4%
Sunoco, Inc.	182,000	7,391,020

Publishing-Newspapers — 3.3%
The New York Times Co., Class A	159,100	2,003,069
The Washington Post Co., Class B	24,850	15,363,513
		17,366,582
Quarrying — 1.2%
Vulcan Materials Co.	100,000	6,419,000

Real Estate Investment Trusts — 0.8%
Public Storage, Inc.	50,000	4,094,500

Real Estate Operations & Development — 2.7%
Forest City Enterprises, Inc., Class A	99,746	2,600,378
Hang Lung Group, Ltd. (1).	1,618,000	7,223,992
Henderson Land Development Co., Ltd. (1)	287,000	1,776,436
Mitsui Fudosan Co., Ltd. (1).	115,000	2,582,045
		14,182,851
Retail-Auto Parts — 4.1%
AutoZone, Inc.†	166,900	21,745,401

Retail-Building Products — 3.0%
Home Depot, Inc.	663,000	15,799,290

Retail-Office Supplies — 1.5%
Staples, Inc.	350,000	7,875,000

Semiconductor Components-Integrated Circuits — 1.0%
Linear Technology Corp.	160,743	4,991,070

Steel-Producers — 0.8%
POSCO ADR	32,485	4,309,135

Telecom Services — 1.0%
Embarq Corp.	109,000	4,988,930

Telephone-Integrated — 1.0%
Deutsche Telekom AG ADR	298,000	5,143,480

Television — 0.9%
CBS Corp., Class B	285,000	4,662,600

Transport-Marine — 4.5%
Teekay Corp.	544,900	23,795,783

Wireless Equipment — 1.6%
Motorola, Inc.	972,000	8,398,080
Total Long-Term Investment Securities (cost $465,522,358)		422,749,402

REPURCHASE AGREEMENTS — 13.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 7/31/08, to be repurchased 08/01/08 in the amount of $3,749,036 and collateralized by $3,825,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.27% due 09/03/09 and having an approximate value of $3,825,000	$3,749,000	3,749,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 7/31/08, to be repurchased 08/01/08 in the amount of $64,545,628 and collateralized by $66,340,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.43% due 11/19/08 and having an approximate value of $65,842,451	64,545,000	64,545,000

Total Repurchase Agreements (cost $68,294,000)		68,294,000

TOTAL INVESTMENTS (cost $533,816,358) (2)	93.6%	491,043,402
Other assets less liabilities	6.4	33,512,783
NET ASSETS	100.0%	$524,556,185

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 94.9%
Airport Development/Maintenance — 3.2%
Beijing Capital International Airport Co., Ltd. (1)	3,000,000	$2,468,874

Auto/Truck Parts & Equipment-Original — 2.5%
WABCO Holdings, Inc.	42,000	1,896,720

Banks-Commercial — 1.6%
Synovus Financial Corp.	127,500	1,212,525

Beverages-Non-alcoholic — 0.6%
Dr. Pepper Snapple Group, Inc.†	22,500	465,075

Chemicals-Specialty — 5.5%
Ashland, Inc.	22,000	918,940
Cytec Industries, Inc.	32,000	1,729,920
Hercules, Inc.	79,000	1,583,950
		4,232,810
Computer Software — 1.8%
Metavante Technologies, Inc.†	63,000	1,402,380

Computers-Integrated Systems — 1.6%
Teradata Corp.†	54,000	1,264,680

Computers-Memory Devices — 0.7%
Imation Corp.	30,000	571,800

Diversified Manufacturing Operations — 10.8%
Acuity Brands, Inc.	29,000	1,184,940
Carlisle Cos., Inc.	50,000	1,529,500
Crane Co.	40,000	1,420,000
Harsco Corp.	33,000	1,785,300
Leggett & Platt, Inc.	123,000	2,398,500
		8,318,240
Diversified Operations — 4.7%
Group Bruxelles Lambert SA (1)	18,200	2,019,409
Icahn Enterprises LP	24,000	1,569,600
		3,589,009
Electric-Integrated — 7.0%
Allegheny Energy, Inc.	74,000	3,581,600
CenterPoint Energy, Inc.	43,000	678,110
CMS Energy Corp.	70,000	945,000
Sierra Pacific Resources	20,000	226,800
		5,431,510
Electronic Components-Misc. — 4.5%
Flextronics International, Ltd.†	265,000	2,366,450
Vishay Intertechnology, Inc.†	125,000	1,121,250
		3,487,700
Electronic Connectors — 2.9%
Thomas & Betts Corp.†	54,000	2,234,520

Engineering/R&D Services — 2.6%
The Shaw Group, Inc.†	34,000	1,965,200

Finance-Other Services — 14.2%
CME Group, Inc.	10,335	3,721,944
Hong Kong Exchanges & Clearing, Ltd.(1)	172,000	2,545,674
NYSE Euronext	64,380	3,041,311
The NASDAQ OMX Group†	58,000	1,610,660
		10,919,589
Hospital Beds/Equipment — 0.6%
Kinetic Concepts, Inc.†	14,000	489,300

Hotel/Motels — 2.1%
Wyndham Worldwide Corp.	88,000	1,578,720

Independent Power Producer — 1.6%
Calpine Corp.†	71,500	1,244,100

Instruments-Scientific — 2.2%
Thermo Fisher Scientific, Inc.†	28,000	1,694,560

Investment Companies — 0.0%
BAM Investments, Ltd.†	1,800	25,929

Machine Tools & Related Products — 2.5%
Kennametal, Inc.	66,000	1,964,160

Machinery-General Industrial — 4.3%
Albany International Corp., Class A	73,000	2,095,100
IDEX Corp.	32,500	1,229,475
		3,324,575
Metal Processors & Fabrication — 2.5%
Commercial Metals Co.	64,000	1,910,400

Music — 0.5%
Warner Music Group Corp.	42,000	350,280

Oil Companies-Exploration & Production — 4.7%
Canadian Oil Sands Trust	50,000	2,511,841
Sandridge Energy, Inc.†	23,500	1,148,915
		3,660,756
Paper & Related Products — 1.7%
Kapstone Paper and Packaging Corp.†	175,000	1,338,750

Retail-Apparel/Shoe — 5.3%
Collective Brands, Inc.†	115,000	1,481,200
Foot Locker, Inc.	175,000	2,635,500
		4,116,700
Telecommunication Equipment — 2.7%
ADTRAN, Inc.	93,000	2,079,480

Total Common Stock (cost $75,875,452)		73,238,342

RIGHTS — 0.0%
Diversified Operations — 0.0%
Groupe Bruxelles Lambert SA (1) (cost $0)	2,200	34

Total Long-Term Investment Securities (cost $75,875,452)		73,238,376

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Time Deposit — 4.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 08/01/08 (cost $3,738,000)	$3,738,000	3,738,000

TOTAL INVESTMENTS (cost $79,613,452) (2)	99.7%	76,976,376
Other assets less liabilities	0.3	212,220
NET ASSETS	100.0%	$77,188,596

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 92.8%
Aerospace/Defense-Equipment — 1.3%
DRS Technologies, Inc.	34,300	$2,702,840

Agricultural Operations — 1.9%
Andersons, Inc.	89,800	4,081,410

Casino Services — 5.1%
Scientific Games Corp., Class A†	356,987	10,830,985

Cellular Telecom — 2.1%
Syniverse Holdings, Inc.†	275,300	4,459,860

Computer Services — 1.5%
Perot Systems Corp., Class A†	198,000	3,310,560

Consumer Products-Misc. — 1.8%
Helen of Troy, Ltd.†	191,300	3,933,128

Distribution/Wholesale — 1.3%
Pool Corp.	125,000	2,760,000

Diversified Operations/Commercial Services — 1.0%
Chemed Corp.	50,000	2,140,000

Electric-Integrated — 3.9%
Integrys Energy Group, Inc.	90,300	4,610,718
Westar Energy, Inc.	167,400	3,696,192
		8,306,910
Finance-Investment Banker/Broker — 1.8%
Investment Technology Group, Inc.†	131,800	3,919,732

Food-Confectionery — 1.8%
The J.M. Smucker Co.	77,000	3,752,980

Food-Misc. — 5.9%
Cal-Maine Foods, Inc.	332,000	12,582,800

Food-Wholesale/Distribution — 1.8%
Nash Finch Co.	99,700	3,935,159

Hazardous Waste Disposal — 0.9%
Heritage Crystal Clean Inc.†	133,148	1,864,072

Health Care Cost Containment — 2.0%
Healthspring, Inc.†	219,600	4,271,220

Insurance-Property/Casualty — 2.4%
Selective Insurance Group, Inc.	233,900	5,052,240

Insurance-Reinsurance — 5.7%
Argo Group International Holdings, Ltd.†	92,542	3,150,130
Endurance Specialty Holdings, Ltd.	92,900	2,842,740
Platinum Underwriters Holdings, Ltd.	113,400	4,093,740
Validus Holdings, Ltd.	95,000	2,166,950
		12,253,560
Lasers-System/Components — 1.9%
Rofin-Sinar Technologies, Inc.†	118,300	4,005,638

Machinery-General Industrial — 2.5%
Gardner Denver, Inc.†	116,600	5,316,960

Machinery-Material Handling — 3.1%
Columbus McKinnon Corp.†	255,428	6,567,054

Medical Products — 1.4%
The Cooper Cos., Inc.	88,700	2,989,190

Medical-Generic Drugs — 2.7%
Perrigo Co.	163,400	5,756,582

Medical-Outpatient/Home Medical — 1.2%
Res-Care, Inc.†	138,900	2,550,204

Metal Processors & Fabrication — 2.6%
Ampco-Pittsburgh Corp.	62,718	2,726,979
Kaydon Corp.	59,100	2,802,522
		5,529,501
Mining — 1.2%
IAMGOLD Corp.	400,300	2,649,986

Motion Pictures & Services — 1.5%
Macrovision Solutions Corp.†	218,700	3,324,240

Networking Products — 3.1%
Anixter International, Inc.†	97,000	6,598,910

Oil Companies-Exploration & Production — 6.8%
McMoRan Exploration Co.†	60,000	1,609,800
Parallel Petroleum Corp.†	197,800	3,239,964
PetroHawk Energy Corp.†	118,200	3,938,424
Petroquest Energy, Inc.†	132,700	2,769,449
Swift Energy Co.†	60,000	3,049,200
		14,606,837
Oil Field Machinery & Equipment — 1.0%
Mitcham Industries, Inc.†	139,264	2,141,880

Oil-Field Services — 1.2%
Global Industries, Ltd.†	221,600	2,645,904

Oil-U.S. Royalty Trusts — 1.1%
Hugoton Royalty Trust	76,300	2,408,791

Paper & Related Products — 2.1%
Temple-Inland, Inc.	275,000	4,468,750

Real Estate Investment Trusts — 1.8%
Universal Health Realty Income Trust	109,200	3,818,724

Rental Auto/Equipment — 1.5%
Rent-A-Center, Inc.†	150,900	3,199,080

Retail-Apparel/Shoe — 0.9%
Men’s Wearhouse, Inc.	97,100	1,933,261

Retail-Pawn Shops — 1.5%
Cash America International, Inc.	76,800	3,237,888

Telecommunication Equipment — 1.4%
CommScope, Inc.†	69,000	3,076,710

Telephone-Integrated — 1.6%
Alaska Communications Systems Group, Inc.	273,700	3,486,938

Tobacco — 3.2%
Vector Group, Ltd.	385,085	6,896,872

Toys — 0.9%
Marvel Entertainment, Inc.†	57,077	1,980,572

Transport-Marine — 2.2%
Star Bulk Carriers Corp.	279,865	3,145,683
StealthGas, Inc.	100,352	1,505,280
		4,650,963
Transport-Truck — 0.8%
Knight Transportation, Inc.	87,700	1,659,284

Wire & Cable Products — 1.4%
General Cable Corp.†	53,000	3,054,390

Total Long-Term Investment Securities (cost $197,035,036)		198,712,565

REPURCHASE AGREEMENTS — 9.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$5,427,000	$5,427,000
UBS Securities, LLC Joint Repurchase Agreement (1)	8,391,000	8,391,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $5,559,054 and collateralized by $5,595,000 of Federal Home Loan Bank Notes, bearing interest at 4.25% due 06/11/10 and having an approximate aggregate value of $5,678,925	5,559,000	5,559,000

Total Repurchase Agreements (cost $19,377,000)		19,377,000

TOTAL INVESTMENTS (cost $216,412,036) (2)	101.8%	218,089,565
Liabilities in excess of other assets	(1.8)	(3,874,078)
NET ASSETS	100.0%	$214,215,487

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	July 31, 2008	(Depreciation)

54 Long	Russell E-Mini 2000 Index	September 2008	$3,939,319	$3,863,700	$(75,619)

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 87.0%
Aerospace/Defense — 6.5%
General Dynamics Corp.	151,293	$13,486,258
Lockheed Martin Corp.	129,390	13,499,259
		26,985,517
Agricultural Chemicals — 3.4%
Monsanto Co.	118,082	14,064,747

Applications Software — 3.5%
Microsoft Corp.	554,700	14,266,884

Banks-Super Regional — 1.8%
Bank of America Corp.	226,200	7,441,980

Cable TV — 3.4%
Comcast Corp., Special Class A	692,500	14,223,950

Casino Hotels — 1.8%
Las Vegas Sands Corp.†	165,100	7,515,352

Commercial Services-Finance — 2.8%
Mastercard, Inc., Class A	46,503	11,353,707

Computers — 6.2%
Apple, Inc.†	70,963	11,279,569
Dell, Inc.†	577,200	14,181,804
		25,461,373
Consulting Services — 3.7%
Huron Consulting Group, Inc.†	295,035	15,389,026

Diversified Manufacturing Operations — 3.5%
General Electric Co.	508,203	14,377,063

Finance-Investment Banker/Broker — 3.7%
JPMorgan Chase & Co.	180,800	7,345,904
Morgan Stanley	195,900	7,734,132
		15,080,036
Medical Information Systems — 3.6%
Eclipsys Corp.†	671,613	14,809,067

Medical Products — 1.6%
Johnson & Johnson	94,000	6,436,180

Medical-Drugs — 1.5%
Pfizer, Inc.	340,800	6,362,736

Medical-HMO — 1.7%
WellPoint, Inc.†	135,500	7,106,975

Metal-Diversified — 3.1%
Freeport-McMoRan Copper & Gold, Inc.	133,500	12,916,125

Multimedia — 1.9%
News Corp., Class A	565,500	7,990,515

Oil Companies-Integrated — 10.3%
Chevron Corp.	92,600	7,830,256
ConocoPhillips	92,100	7,517,202
Exxon Mobil Corp.	87,100	7,005,453
Marathon Oil Corp.	408,600	20,213,442
		42,566,353
Oil & Gas Drilling — 2.2%
Transocean, Inc.†	66,525	9,049,396

Retail-Apparel/Shoe — 1.9%
American Eagle Outfitters, Inc.	563,200	7,884,800

Retail-Discount — 1.7%
Target Corp.	158,100	7,150,863

Retail-Restaurants — 3.4%
McDonald’s Corp.	232,644	13,909,785

Telephone-Integrated — 4.4%
AT&T, Inc.	244,000	7,517,640
Level 3 Communications, Inc.†	3,080,200	10,472,680
		17,990,320
Transport-Rail — 3.5%
Union Pacific Corp.	176,476	14,548,681

Web Portals/ISP — 2.7%
Google, Inc., Class A†	23,774	11,262,932

Wireless Equipment — 3.2%
Crown Castle International Corp.†	343,300	13,114,060
Total Common Stock (cost $374,906,604)		359,258,423

CONVERTIBLE BONDS & NOTES — 2.2%
Telephone-Integrated — 2.2%
Level 3 Communications, Inc. Senior Notes 5.25% due 12/15/11 (cost $7,693,345)	$9,000,000	9,078,750

Total Long-Term Investment Securities (cost $382,599,949)		368,337,173

REPURCHASE AGREEMENTS — 8.9%
UBS Securities, LLC Joint Repurchase Agreement (1)	19,586,000	19,586,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $12,685,123 and collateralized by $13,040,000 of Federal Home Loan Bank Notes, bearing interest at 3.13% due 06/10/11 and having an approximate value of $12,942,200	12,685,000	12,685,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $4,657,045 and collateralized by $4,755,000 of Federal National Mortgage Assoc. Notes, bearing interest at 2.23% due 09/03/2009 and having an approximate value of $4,755,000	4,657,000	4,657,000

Total Repurchase Agreements (cost $36,928,000)		36,928,000

TOTAL INVESTMENTS (cost $419,527,949) (2)	98.1%	405,265,173
Other assets less liabilities	1.9	7,670,652
NET ASSETS	100.0%	$412,935,825

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(1)

COMMON STOCK — 94.4%
Brazil — 2.8%
Gafisa SA	264,000	$4,550,853
OGX Petroleo e Gas Participacoes SA	5,900	2,896,699
		7,447,552
Canada — 2.5%
Potash Corp. of Saskatchewan, Inc.	33,048	6,750,715

Cyprus — 3.3%
Marfin Popular Bank Public Co.	1,237,449	8,797,964

Denmark — 3.6%
Vestas Wind Systems A/S†	72,222	9,494,721
France — 6.8%
AXA SA	155,367	4,588,933
Neopost SA	89,000	8,827,982
Veolia Environnement	88,711	4,736,776
		18,153,691
Germany — 13.7%
Bayerische Motoren Werke AG	243,000	10,908,678
Continental AG	23,738	2,677,333
Deutsche Bank AG	31,972	2,969,614
MLP AG	476,700	8,643,624
Siemens AG	90,453	11,096,307
		36,295,556
Hong Kong — 3.3%
China Mobile, Ltd .	325,500	4,353,967
CNOOC, Ltd.	3,032,000	4,468,874
		8,822,841
Israel — 3.4%
Teva Pharmaceutical Industries, Ltd. ADR	202,105	9,062,388

Japan — 16.4%
Daiwa Securities Group, Inc.	784,000	6,772,299
Mitsubishi UFJ Financial Group, Inc.	805,200	7,094,887
Nintendo Co., Ltd.	39,800	19,192,352
Rohm Co., Ltd.	188,000	10,657,870
		43,717,408
Singapore — 7.6%
CapitaLand, Ltd.	1,564,000	6,481,061
Keppel Corp., Ltd.	865,000	6,654,058
Wilmar International, Ltd.	2,237,000	7,139,917
		20,275,036
South Korea — 3.0%
Samsung Electronics Co., Ltd.	14,300	7,959,887

Switzerland — 13.8%
Actelion, Ltd.†	120,232	6,531,686
Adecco SA	261,000	11,923,107
Lonza Group AG	35,547	5,165,228
Nestle SA	169,450	7,426,252
UBS AG†	296,359	5,670,950
		36,717,223
United Kingdom — 14.2%
British Sky Broadcasting Group PLC	950,500	8,513,782
Carpetright PLC	872,200	9,764,414
GlaxoSmithKline PLC	562,400	13,093,156
Vodafone Group PLC	2,341,630	6,287,228
		37,658,580
Total Long-Term Investment Securities (cost $279,280,452)		251,153,562

SHORT-TERM INVESTMENT SECURITIES — 1.8%

Time Deposit — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 08/01/08 (cost $4,792,000)	$4,792,000	4,792,000

REPURCHASE AGREEMENT — 5.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $13,259,129 and collateralized by
$13,330,000 of Federal Home Loan Bank Notes, bearing interest at 4.25% due 06/11/10
and having an approximate value of $13,529,950 (cost $13,259,000)	13,259,000	13,259,000

TOTAL INVESTMENTS (cost $297,331,452) (2)	101.2%	269,204,562
Liabilities in excess of other assets	(1.2)	(3,127,942)
NET ASSETS —	100.0%	$266,076,620

†	Non-income producing security
(1)

A substantial number of the Portfolio’s holdings were valued using fair value procedures at July 31, 2008.  At July 31, 2008, the aggregate value of these securites was $227,901,971  representing 85.7% of the net assets.  See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	—American Depository Receipt

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
CHF	1,310,000	USD	1,260,124	12/09/2008	$8,021
CHF	2,350,000	USD	2,371,629	03/19/2009	123,161
CHF	1,200,000	USD	1,200,781	04/20/2009	52,231
CHF	916,000	USD	888,811	05/26/2009	11,746
CHF	4,560,000	USD	4,401,672	06/29/2009	33,896
EUR	2,065,000	USD	3,195,670	03/31/2009	13,274
EUR	2,040,000	USD	3,197,292	04/20/2009	56,093
EUR	3,790,000	USD	5,853,276	05/26/2009	26,327
GBP	4,560,000	USD	8,874,558	07/22/2009	45,135
					$369,884

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation
CHF	2,180,000	USD	2,046,699	08/29/2008	$(35,211)
CHF	1,530,000	USD	1,447,383	05/11/2009	(17,348)
EUR	1,940,000	USD	2,885,556	02/27/2009	(108,273)
EUR	2,650,000	USD	4,046,020	05/14/2009	(30,305)
GBP	1,540,000	USD	2,978,514	04/21/2009	(19,427)
GBP	1,580,000	USD	3,031,546	06/23/2009	(32,951)
GBP	2,110,000	USD	4,077,870	07/07/2009	(11,249)
					$(254,764)
Net Unrealized Appreciation (Depreciation)					$115,120

CHF - Swiss Franc

EUR - Euro Dollar

GBP - Pound Sterling

USD - United States Dollar

Industry Allocation*
Medical-Drugs	7.4%
Toys	7.2
Banks-Commercial	7.1
Electronic Components-Semiconductors	7.0
Repurchase Agreements	5.0
Finance-Investment Banker/Broker	4.7
Human Resources	4.5
Diversified Manufacturing Operations	4.2
Auto-Cars/Light Trucks	4.1
Cellular Telecom	4.0
Retail-Building Products	3.7
Power Converter/Supply Equipment	3.6
Medical-Generic Drugs	3.4
Office Automation & Equipment	3.3
Investment Management/Advisor Services	3.2
Television	3.2
Food-Misc.	2.8
Oil Companies-Exploration & Production	2.8
Agricultural Operations	2.7
Agricultural Chemicals	2.5
Diversified Operations	2.5
Real Estate Operations & Development	2.4
Chemicals-Specialty	1.9
Time Deposits	1.8
Water	1.8
Insurance-Multi-line	1.7
Building-Residential/Commercial	1.7
Rubber-Tires	1.0
101.2%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 98.8%
Applications Software — 8.6%
Check Point Software Technologies†	53,000	$1,209,990
Microsoft Corp.	44,200	1,136,824
Nuance Communications, Inc.†	61,000	946,720
Salesforce.com, Inc.†	23,790	1,517,564
		4,811,098
Commercial Services-Finance — 2.5%
Visa, Inc., Class A†	19,300	1,410,058

Computer Aided Design — 4.0%
Aspen Technology, Inc.†	125,100	1,663,830
Autodesk, Inc.†	18,700	596,343
		2,260,173
Computer Services — 4.3%
Cognizant Technology Solutions Corp., Class A†	53,000	1,487,710
Computer Sciences Corp.†	19,200	909,504
		2,397,214
Computers — 12.2%
Apple, Inc.†	11,395	1,811,235
Hewlett-Packard Co.	41,300	1,850,240
International Business Machines Corp.	14,200	1,817,316
Research In Motion Ltd.†	10,700	1,314,174
		6,792,965
Computers-Integrated Systems — 2.1%
Brocade Communications Systems, Inc.†	173,600	1,171,800

Computers-Memory Devices — 2.8%
EMC Corp.†	104,300	1,565,543

Data Processing/Management — 3.4%
Fiserv, Inc.†	39,400	1,884,108

Electronic Components-Semiconductors — 17.1%
Broadcom Corp., Class A†	41,700	1,012,893
Intel Corp.	85,600	1,899,464
Intersil Corp., Class A	32,500	784,225
MEMC Electronic Materials, Inc.†	18,700	864,127
Microchip Technology, Inc.	19,900	635,407
Microsemi Corp.†	43,900	1,139,644
Monolithic Power Systems, Inc.†	38,300	833,025
NVIDIA Corp.†	49,000	560,560
ON Semiconductor Corp.†	107,000	1,004,730
Texas Instruments, Inc.	33,300	811,854
		9,545,929
Electronic Forms — 4.0%
Adobe Systems, Inc.†	54,400	2,249,440

Energy-Alternate Sources — 1.4%
First Solar, Inc.†	2,800	798,308

Enterprise Software/Service — 5.5%
Lawson Software, Inc.†	147,700	1,197,847
Oracle Corp.†	86,300	1,858,039
		3,055,886
Entertainment Software — 1.4%
Electronic Arts, Inc.†	18,505	799,046

Internet Infrastructure Software — 2.3%
Akamai Technologies, Inc.†	55,400	1,293,036

Internet Security — 3.4%
McAfee, Inc.†	57,900	1,896,225

Motion Pictures & Services — 3.2%
Macrovision Solutions Corp.†	116,000	1,763,200

Networking Products — 6.7%
Atheros Communications, Inc.†	29,100	902,100
Cisco Systems, Inc.†	80,500	1,770,195
Juniper Networks, Inc.†	41,855	1,089,486
		3,761,781
Semiconductor Components-Integrated Circuits — 2.2%
Linear Technology Corp.	19,000	589,950
Marvell Technology Group, Ltd.†	42,000	621,180
		1,211,130
Semiconductor Equipment — 2.6%
Applied Materials, Inc.	47,200	817,504
ASML Holding NV	29,000	660,910
		1,478,414
Telecom Equipment-Fiber Optics — 2.4%
Corning, Inc.	68,200	1,364,682

Web Portals/ISP — 2.7%
Google, Inc., Class A†	3,130	1,482,837

Wireless Equipment — 4.0%
QUALCOMM, Inc.	40,405	2,236,013

Total Long-Term Investment Securities (cost $55,670,092)		55,228,886

REPURCHASE AGREEMENT — 3.6%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $2,030,000)	$2,030,000	2,030,000

TOTAL INVESTMENTS (cost $57,700,092) (2)	102.4%	57,258,886
Liabilities in excess of other assets	(2.4)	(1,330,227)
NET ASSETS	100.0%	$55,928,659

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 99.6%
Building Products-Wood — 3.1%
Masco Corp.	224,100	$3,695,409

Chemicals-Diversified — 3.8%
E.I. du Pont de Nemours & Co.	105,700	4,630,717

Commercial Services – Finance — 4.0%
Automatic Data Processing, Inc.	113,700	4,856,127

Finance-Investment Banker/Broker — 5.6%
Citigroup, Inc.	111,100	2,076,459
JPMorgan Chase & Co.	113,800	4,623,694
		6,700,153
Food-Misc. — 4.8%
H.J. Heinz Co.	113,800	5,733,244

Medical-Drugs — 6.1%
Merck & Co., Inc.	101,600	3,342,640
Pfizer, Inc.	213,500	3,986,045
		7,328,685
Metal-Copper — 2.9%
Southern Copper Corp.	125,100	3,475,278

Motorcycle/Motor Scooter — 3.6%
Harley-Davidson, Inc.	115,400	4,366,736

Office Furnishings-Original — 1.1%
Steelcase, Inc., Class A	133,800	1,332,648

Oil & Gas Drilling — 5.5%
Patterson-UTI Energy, Inc.	231,700	6,584,914

Oil Companies-Integrated — 3.9%
Chevron Corp.	56,400	4,769,184

Paper & Related Products — 3.4%
International Paper Co.	146,900	4,072,068

Publishing-Newspapers — 1.8%
Gannett Co., Inc.	120,600	2,185,272

Publishing-Periodicals — 0.2%
Idearc, Inc.	174,700	228,857

Retail-Apparel/Shoe — 3.2%
Limited Brands, Inc.	233,800	3,855,362

Retail-Building Products — 3.2%
Home Depot, Inc.	160,300	3,819,949

Retail-Restaurants — 4.7%
McDonald’s Corp.	95,100	5,686,029

Telephone-Integrated — 10.3%
AT&T, Inc.	125,700	3,872,817
Verizon Communications, Inc.	117,800	4,009,912
Windstream Corp.	378,900	4,516,488
		12,399,217
Television — 2.3%
CBS Corp., Class B	170,300	2,786,108

Theater — 3.3%
Regal Entertainment Group, Class A	241,400	4,019,310

Tobacco — 13.3%
Altria Group, Inc.	76,000	1,546,600
Lorillard, Inc.†	63,500	4,261,485
Reynolds American, Inc.	83,600	4,667,388
UST, Inc.	105,600	5,555,616
		16,031,089
Toys — 3.7%
Mattel, Inc.	221,500	4,441,075

Transport-Marine — 5.8%
Frontline, Ltd.	108,300	6,949,611

Total Long-Term Investment Securities (cost $143,803,746)		119,947,042

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $739,000)	$739,000	739,000

TOTAL INVESTMENTS (cost $144,542,746) (2)	100.2%	120,686,042
Liabilities in excess of other assets	(0.2)	(244,540)
NET ASSETS	100.0%	$120,441,502

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED STARALPHA PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)

COMMON STOCK — 90.1%
Advertising Sales — 1.6%
AirMedia Group, Inc. ADR†	145,200	$2,031,348

Aerospace/Defense — 1.9%
Raytheon Co.	43,000	2,447,990

Airport Development/Maintenance — 2.3%
Beijing Capital International Airport Co., Ltd. (1)	3,600,000	2,962,648

Banks-Commercial — 0.7%
ICICI Bank, Ltd. ADR	32,043	948,793

Beverages-Non-alcoholic — 1.6%
Hansen Natural Corp.†	89,400	2,043,684

Broadcast Services/Program — 2.2%
Liberty Global, Inc., Class A†	97,905	2,822,601

Cable TV — 1.7%
The DIRECTV Group, Inc.†	82,412	2,226,772

Cellular Telecom — 1.7%
NII Holdings, Inc.†	41,200	2,251,992

Commercial Services-Finance — 1.7%
Visa, Inc., Class A†	30,000	2,191,800

Computers — 1.9%
International Business Machines Corp.	19,000	2,431,620

Cosmetics & Toiletries — 2.3%
Procter & Gamble Co.	45,000	2,946,600

Diversified Operations — 3.7%
Icahn Enterprises LP	28,000	1,831,200
Leucadia National Corp.	66,000	2,954,820
		4,786,020
E-Commerce/Services — 1.6%
priceline.com, Inc.†	17,800	2,046,110

Electronic Components-Semiconductors — 2.1%
ON Semiconductor Corp.†	288,100	2,705,259

Electronics-Military — 2.1%
L-3 Communications Holdings, Inc.	27,000	2,664,630

Engineering/R&D Services — 0.8%
Larsen & Toubro Ltd. (1) GDR	17,200	1,040,600

Finance-Other Services — 4.6%
NYSE Euronext	40,000	1,889,600
Singapore Exchange, Ltd. (1)	400,000	1,980,126
The NASDAQ OMX Group†	72,000	1,999,440
		5,869,166
Food-Misc. — 1.9%
Kraft Foods, Inc., Class A	75,000	2,386,500

Forestry — 1.7%
Weyerhaeuser Co.	42,013	2,246,015

Hospital Beds/Equipment — 0.9%
Kinetic Concepts, Inc.†	35,000	1,223,250

Independent Power Producer — 1.2%
Reliant Energy, Inc.†	86,000	1,557,460

Internet Security — 3.3%
McAfee, Inc.†	45,000	1,473,750
Symantec Corp.†	132,000	2,781,240
		4,254,990
Investment Companies — 0.1%
BAM Investments, Ltd.†	10,000	144,050

Medical-Biomedical/Gene — 7.9%
Amgen, Inc.†	47,586	2,980,311
Biogen Idec, Inc.†	37,000	2,581,120
Celgene Corp.†	28,800	2,174,112
Gilead Sciences, Inc.†	45,900	2,477,682
		10,213,225
Motion Pictures & Services — 1.5%
Macrovision Solutions Corp.†	125,000	1,900,000

Multimedia — 1.6%
Liberty Media Corp. - Entertainment, Series A†	81,597	2,008,918

Office Automation & Equipment — 1.8%
Xerox Corp.	166,000	2,264,240

Oil Companies-Exploration & Production — 4.1%
OAO Gazprom ADR	58,000	2,795,600
Occidental Petroleum Corp.	32,000	2,522,560
		5,318,160
Oil Companies-Integrated — 1.9%
Exxon Mobil Corp.	31,000	2,493,330

Pharmacy Services — 2.2%
Express Scripts, Inc.†	40,000	2,821,600

Pipelines — 3.9%
Kinder Morgan Management LLC†	90,508	4,969,794

Real Estate Investment Trusts — 2.5%
Vornado Realty Trust	33,235	3,159,652

Real Estate Management/Services — 1.6%
Mitsubishi Estate Co., Ltd. (1)	85,000	2,036,613

Real Estate Operations & Development — 3.9%
Brookfield Asset Management, Inc. Class A	75,000	2,521,500
CapitaLand, Ltd. (1)	592,000	2,453,190
		4,974,690
Recreational Centers — 1.6%
Life Time Fitness, Inc.†	70,500	2,100,195

Retail-Apparel/Shoe — 1.9%
The Gap, Inc.	150,000	2,418,000

Retail-Drug Store — 2.1%
CVS Caremark Corp.	75,000	2,737,500

Telecom Services — 2.4%
Amdocs, Ltd.†	100,600	3,059,246

Telephone-Integrated — 2.3%
AT&T, Inc.	97,000	2,988,570

Web Portals/ISP — 2.4%
Google, Inc., Class A†	6,500	3,079,375

X-Ray Equipment — 0.9%
Hologic, Inc.†	65,000	1,200,550

Total Long-Term Investment Securities (cost $128,950,027)		115,973,556

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Time Deposits — 4.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 08/01/08	$149,000	149,000
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 08/01/08	6,053,000	6,053,000
		6,202,000
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc.Notes 1.82% due 08/01/08	1,200,000	1,200,000

Total Short-Term Investment Securities (cost $7,402,000)		7,402,000

REPURCHASE AGREEMENT — 4.1%
State Street Bank & Trust Co. Joint Repurchase Agreement (2) (cost $5,228,000)	5,228,000	5,228,000

TOTAL INVESTMENTS (cost $141,580,027) (3)	99.9%	128,603,556
Other assets less liabilities	0.1	130,037
NET ASSETS	100.0%	$128,733,593

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

Note 2. Repurchase Agreements

As of July 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Growth	9.96%	$12,888,000
Focused Small-Cap Growth	3.01	3,893,000
Focused Large-Cap Value	3.80	4,915,000
Focused Small-Cap Value	4.20	5,427,000
Focused Technology	1.57	2,030,000
Focused Dividend Strategy	0.57	739,000
Focused StarALPHA	4.04	5,228,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated July 31, 2008, bearing interest at a rate of 1.54% per annum, with a principal amount of $129,347,000, a repurchase price of $129,352,533 and a maturity date of August 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	4.38%	02/15/2038	$135,145,000	$131,935,306

In addition, as of July 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with  UBS Securities LLC:

Portfolio	Percentage Interest	Principal Amount

Focused Small-Cap Growth	3.33%	$15,000,000
Focused Small-Cap Value	1.86	8,391,000
Focused Growth and Income	4.35	19,586,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated July 31, 2008, bearing interest at a rate of 2.02%  per annum, with a principal amount of $450,000,000, a repurchase price of $450,025,250 and a maturity date of August 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.38%	07/15/2018	$144,301,000	$147,187,500
U.S. Treasury Inflation Index Bonds	1.75	01/15/2028	95,098,000	97,000,000
U.S. Treasury Inflation Index Notes	2.00	04/15/2012	54,595,000	55,687,500
U.S. Treasury Inflation Index Bonds	2.38	01/15/2025	117,769,000	120,125,000
U.S. Treasury Inflation Index Bonds	3.88	04/15/2029	38,237,000	39,001,904

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by AIG SunAmerica Asset Management Corp. (“AIG SunAmerica” or the “Advisor”) (“AIG SunAmerica Funds”). For the nine months ended July 31, 2008, transactions in these securities were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2007
Focused Equity Strategy	Various AIG SunAmerica Funds*	$719,721	$71,773,567	$634,095,438
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	7,228,620	76,625,399	907,527,223
Focused Balanced Strategy	Various AIG SunAmerica Funds*	6,795,607	30,525,041	446,735,856
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	1,456,576	362,166	58,286,213
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	753,997	—	22,963,618

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	July 31, 2008
Focused Equity Strategy	Various AIG SunAmerica Funds*	$87,924,882	$115,846,494	$(19,313,869)	$(172,211,192)	$414,648,765
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	107,252,933	125,099,060	(4,835,139)	(199,401,370)	685,444,587
Focused Balanced Strategy	Various AIG SunAmerica Funds*	51,606,545	66,563,334	(5,331,367)	(81,763,806)	344,683,894
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	15,400,725	15,403,030	(359,694)	(5,465,378)	52,458,836
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	30,116,092	28,351,335	(327,760)	(916,344)	23,484,271

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Fixed Income and	Fixed Income Strategy
	Portfolio	Portfolio	Portfolio	Equity Strategy Portfolio	Portfolio
Cost	$534,282,691	$793,306,826	$401,457,087	$56,289,722	24,417,420
Appreciation	—	5,370,017	754,381	209,798	—
Depreciation	(119,633,926)	(113,232,256)	(57,527,574)	(4,040,684)	(933,149)
Net unrealized appreciation (depreciation)	$(119,633,926)	$(107,862,239)	$(56,773,193)	$(3,830,886)	$(933,149)

		Focused			Focused Large-
	Focused Large-Cap	Growth	Focused Mid-Cap	Focused Small-Cap	Cap Value
	Growth Portfolio	Portfolio	Growth	Growth Portfolio	Portfolio
Cost	$619,702,815	$336,562,208	$79,975,942	$218,590,578	$167,261,759
Appreciation	61,038,551	93,372,061	5,932,372	57,151,990	14,480,493
Depreciation	(38,373,720)	(39,780,535)	(5,874,407)	(19,817,412)	(29,947,517)
Net unrealized appreciation (depreciation)	$22,664,831	$53,591,526	$57,965	$37,334,578	$(15,467,024)

	Focused Value	Focused Mid-Cap Value	Focused Small-Cap	Focused Growth and Income	Focused International
	Portfolio	Portfolio	Value Portfolio	Portfolio	Equity Portfolio
Cost	$535,788,824	$79,639,922	$216,797,893	$423,309,449	$297,365,849
Appreciation	24,193,318	5,465,374	20,483,967	17,121,222	9,281,523
Depreciation	(68,938,740)	(8,128,920)	(19,241,870)	(35,165,498)	(37,442,810)
Net unrealized appreciation (depreciation)	$(44,745,422)	$(2,663,546)	$1,242,097	$(18,044,276)	$(28,161,287)

	Focused Technology	Focused Dividend Strategy	Focused StarALPHA
	Portfolio	Portfolio	Portfolio
Cost	$57,776,966	$144,963,520	$141,653,072
Appreciation	4,090,781	7,659,960	4,680,954
Depreciation	(4,608,861)	(31,937,438)	(17,756,360)
Net unrealized appreciation (depreciation)	$(518,080)	$(24,277,478)	$(13,075,406)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 26, 2008

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 26, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 26, 2008